Notes Payable – Related Party (Details) - Schedule of Finance Expense - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Schedule of Notes to their Present Value [Abstract]
Balance at Beginning	$ 2,604,713	$ 2,786,183
Foreign currency adjustment	8,119	(177,690)
Repayments	(821,292)	(64,550)
Finance expense		60,770
Balance at Ending	1,791,540	$ 2,604,713
Current	1,791,540
Non-current	$ 0